Risk Management Policy - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($) BTU kt bbl	Dec. 31, 2017 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 151,989,905	$ 211,027,141
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 36,993,336
Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | bbl	994,000
API2
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | kt	432,000
BCI7
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | kt	225,000
Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Future net hedged position | BTU	200,000
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Future barrels on Brent		2,300
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 151,989,905	$ 138,954,000
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 211,027,141	$ 199,271,103
Market Value Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Period for risk analysis	5 years